SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Beginning in 2022, as the Group continued expanding its online offerings and further integrate the online and offline product offerings, revenues from traditional offline products as a percentage of total revenues have declined to less than 10%, and revenues are not presented by categories of “online subscriptions” and “offline products and others” for the year ended December 31, 2022. In addition, “Statutory reserves” are presented separately from “Accumulated deficit” in consolidated balance sheet as of December 31, 2022, as well as the corresponding balances and movements in consolidated statement of changes in shareholders’ equity for the year ended December 31, 2022. Accordingly, prior year’s presentations are reclassified to comform with those in current year.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses, reserve for inventories, useful lives of long-lived assets, impairment of long-lived assets, impairment of long-term investment, realization of deferred tax assets, incremental borrowing rates for leases, expected contract periods for indefinite term subscriptions, determination of the stand-alone selling prices, return allowances and share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the rate of RMB6.8972 per US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and its subsidiaries in Hong Kong is U.S. dollars (“US$”). The functional currency of WFOE and WFOE’s subsidiaries, the VIE and VIE’s subsidiaries located in the PRC is RMB.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in “Accumulated other comprehensive income (loss)”, a component of shareholders’ equity. Total foreign currency translation adjustment, were losses of RMB21,861 thousand and RMB12,816 thousand for the years ended December 31, 2020 and 2021, respectively, and gain of RMB45,174 thousand (US$6,550 thousand) for the year ended December 31 2022.

Cash, cash equivalents and time deposits

Cash and cash equivalents consist of cash on hand, deposits and highly liquid investments placed with banks and securities account and have original maturities of less than three months. Time deposits represent deposits placed with banks with original maturities of three months or longer.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Adoption of ASC 326

Beginning on January 1, 2022, the Group adopted ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), and all subsequent ASUs related to this Topic (collectively, “ASC 326”) using the modified restrospective transition approach. Based on the nature of the Group’s financial instruments within the scope of ASC 326, the adoption of ASC 326 did not have a material effect on the Group’s consolidated financial statements on January 1, 2022.

Accounts receivable, net

Accounts receivable represents uncollected payments from customers for (i) completed transactions where customer payments settled by mobile app stores and third-party online channels but not yet remitted to the Group, or (ii) completed shipments where the Group charges customers and payment has not been received. Accounts receivable are measured at amortized cost basis presented at the net amount expected to be collected. Prior to the adoption of ASC 326, in evaluating the collectability of receivable balances, the Group considered specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Upon the adoption of ASC 326, the Group evaluates its accounts receivable for expected credit losses on a regular basis. Accounts receivable are written off when deemed uncollectible.

Allowance for credit losses

The Group maintains an estimated allowance for credit losses to reduce its financial instruments to the amounts expected to be colleted. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group uses the length of time the balances have been outstanding, the payment history, creditworthiness and financial conditions of the customers and forecast industry and economic trend as credit quality indicators to monitor the Group’s receivables within the scope of expected credit losses model and use these as a basis to develop the Group’s expected loss estimates.

Inventories, net

Inventories primarily consist of products available for sale and are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Inventory reserve is recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of revenues in the consolidated statements of comprehensive income (loss).

As of December 31, 2021 and 2022, the Group had inventories cost of RMB32,163 thousand and RMB25,443 thousand (US$3,689 thousand), and the related inventory reserve was RMB4,109 thousand and RMB6,316 thousand (US$916 thousand), respectively.

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	4 years
Office furniture	5 years

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful lives for the intangible assets are as follows:

Category	Estimated Useful Life
Intellectual property rights and others	3-10 years
Licensed software	1-5 years

Long-term investment

The Group’s long-term investment consists of equity investment without readily determinable fair value. For investments in privately-held companies’ shares that are not ordinary shares or in-substance ordinary shares, and investments in ordinary shares or in-substance ordinary shares issued by privately-held companies on which the Group does not have significant influence, as these equity securities do not have readily determinable fair value, the Group measures them at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative under ASC 820, Fair Value Measurements and Disclosures (“ASC 820”)). The Group makes a qualitative assessment of whether the equity investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the investment’s fair value is estimated in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, an impairment loss is to be recognized in the statement of comprehensive income (loss) equal to the difference between the carrying value and fair value.

In January 2022, the Group acquired 10% of the equity interest of a privately-held company focusing on AI solutions, for a total cash consideration of RMB26,333 thousand (US$3,818 thousand). For the year ended December 31, 2022, there was no impairment or upward/downward adjustments resulting from observable price changes of this investment.

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall (“ASC 280”), operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for purposes of internal reporting. The majority of the Group’s revenues for the years ended December 31, 2020, 2021 and 2022 were generated from the PRC. As of December 31, 2021 and 2022, all of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Revenue recognition

The Group applies the five-step model outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”), to account for its revenue. The Group accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

The Group has elected to exclude from revenue sales taxes and other similar taxes that are both imposed on and are concurrent with revenue producing transactions. Therefore, revenues are recognized net of value added taxes (“VAT”).

Online subscriptions

The majority of the Group’s online subscription revenue is generated from non-cancellable subscriptions on its various self-directed and interactive applications.

The non-cancellable subscription contracts provide customers the access to hosted software over a contract term. Subscription revenue is recognized ratably over the contract period as the performance obligation is satisfied. The subscription services are sold in short term periods, typically no more than 12 months. Certain subscriptions have contracts with no fixed duration and are marketed as indefinite term subscriptions. For these indefinite term subscriptions, the Group considers users’ historical usage patterns and contract periods of comparable subscriptions, or the products’ designed features and anticipated usage patterns, to arrive at the best estimates of the expected contract periods, over which the Group recognizes related revenue ratably.

The Group also offers its customers to purchase certain completed digital contents on certain applications. These digital contents can be downloaded and used offline indefinitely. Therefore, customers take possession of these applications and contents, and revenues from sales of them are recognized at a point in time when they are made available for the customer’s use.

Offline products and others

The Group sells materials and smart devices to individual users, kindergartens and distributors. Revenue from offline products is recognized when control of the promised goods is transferred to the customer, at an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods. Accompanying the continuing expansion of the Group’s online application offerings, offline products and others are no longer a significant portion of the business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group offers certain customers with rights of return. These rights are accounted for as variable consideration when estimating the amount of revenue to be recognized by utilizing expected value method. As of December 31, 2021 and 2022, the liabilities for return allowances and rights to recover products from customers associated with the Group’s liabilities for return allowances were not material.

Some contracts with customers include promises to transfer multiple online subscriptions and offline products. The Group identified the offerings of material online subscriptions and offline products as separate performance obligations if customers can benefit from them on their own and the promises to deliver the subscription interests and the products are separately identifiable from each other in accordance with ASC 606. Revenue is allocated to each identified performance obligation based on its relative standalone selling price (“SSP”). In instances where stand-alone selling price is not directly observable, considerations are allocated using adjusted market assessment approach and expected cost plus margin approach. Determining the stand-alone selling price of each separate unit may require significant judgments, and significant assumptions and estimates have been made in estimating the relative selling price of each single-element.

Deferred revenue and customer advances

Timing of revenue recognition may differ from the timing of cash collection. For certain revenue contracts, customers are required to pay before the services and goods are delivered to the customers. The Group recognizes the excess of payments received as compared to the recognized revenue as deferred revenue or customer advances, which primarily consist of unearned revenue related to subscription services which is recognized ratably over the expected contract period, and advanced payments received from customers for goods to be delivered and services to be provided.

Payment terms and conditions vary by contract type and customer. For the offerings of online subscriptions and sales of offline products to individual users, immediate payment upon purchase is required. Payments made through certain third-party payment service providers can be collected on a real time basis, and payments made through mobile app stores and other third party online channels are generally collected within 60 days. For sales of child-upbringing materials and devices to kindergartens and distributors, payment terms generally require advanced payments or payment within 180 days. In instances where the timing of revenue recognition differs from the timing of payment, the Group has determined that its contracts do not include a significant financing component.

Practical expedients

The Group has utilized the practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations because the Group’s contracts with customers generally have an expected duration of no more than one year.

Contract Costs

The Group has determined that certain costs, primarily channel costs associated with sales made in mobile app stores or through distributors, meet the requirements to be capitalized as costs of obtaining contracts or costs to fulfill contracts. The Group recognizes an asset for these costs incurred for non-cancellable subscription contracts in “Prepayments and other current assets” in the consolidated balance sheets. The amortization of these costs over the expected contract period are included in cost of revenues.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cost of revenues

Cost of revenues represents costs incurred to support and maintain online applications and other offerings, which primarily include channel costs, production and freight costs, salaries and benefits for employees directly involved in revenue generation activities and royalty fees.

Research and development expenses

Research and development expenses primarily consist of salaries, benefits and share-based compensation for research and development personnel, third-party outsourcing service provider costs and rental costs. The Group expenses research and development costs as they are incurred.

Advertising expenditures

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the consolidated statements of comprehensive income (loss). Advertising expenses were RMB63,195 thousand, RMB126,264 thousand and RMB80,018 thousand (US$11,602 thousand) for the years ended December 31, 2020, 2021 and 2022, respectively.

Employee benefit expenses

All eligible employees of the Group in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group recorded employee benefit expenses of RMB24,073 thousand, RMB89,679 thousand and RMB75,257 thousand (US$10,911 thousand) for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group has no further payment obligations once the contributions have been paid.

Share-based compensation

The Groups applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Group applies ASC 718 to account for share-based payments for acquiring goods and services from non-employees at grant date fair value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group has elected to recognize share-based compensation on a straight-line basis over the requisite service period for each separately vesting portion, for all share-based awards granted with graded vesting or cliff vesting based on service conditions and performance conditions and only if performance-based conditions are considered probable to be satisfied. For share-based awards vesting immediately as granted, the Group recognizes share-based compensation at the grant date. The Group elected to account for forfeitures as they occur. The Group, with the assistance of an independent valuation firm, determined the fair value of the share options. A change in the terms or conditions of equity-based awards is accounted for as a modification of the award. The Group measures the incremental compensation cost as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period of the modification occurs. For unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Interest income

Interest incomes are generated from the Group’s interest-bearing bank deposits and are recognized in “Other income, net” in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2020, 2021 and 2022, interest incomes recognized as other income totaled RMB2,933 thousand, RMB9,442 thousand and RMB12,186 thousand (US$1,767 thousand), respectively.

Government subsidies

Government subsidies primarily consist of financial subsidies received in cash from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies the Group received are subject to no further conditions to be met and are not intended to compensate specific operating costs or expenses, and thus are recognized as income in “Other income, net” in the consolidated statements of comprehensive income (loss). Government subsidies received and recognized as other income totaled RMB4,407 thousand (US$639 thousand) for the year ended December 31, 2022.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The new disclosure requirement is effective for annual periods beginning after December 15, 2021. The Group adopted this guidance on January 1, 2022, with no material impact on the consolidated financial statements.

Leases

The Group follows ASC 842, Leases (“ASC 842”) to account for its leases. The Group leases real estate property under operating leases. Right-of-use (“ROU”) assets are recognized at the amount of the lease liabilities, adjusted for cumulative prepayments and lease incentives, if any. Lease liabilities are recognized at the present value of the lease payments over the lease term at the commencement date. As the rate implicit in the Group’s leases are not readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. The Group recognizes operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise. The Group accounts termination of a lease before the expiration of the lease term by removing the ROU asset and the lease liability, with profit or loss recognized for the difference, if any. The Group elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or shorter.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is not more likely than not that some portion, or all, of the deferred tax assets will be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive income (loss) as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements and is periodically assessed for adequacy, and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Income (loss) per share

In accordance with ASC 260, Earnings Per Share, basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. For the years ended December 31, 2020, and 2021 and 2022, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively.

Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. Share options with performance conditions are considered contingently issuable shares and are included in the computation of diluted income (loss) per share to the extent that the performance conditions are met such that the ordinary shares will be issued at the end of the reporting period, assuming it was the end of the contingency period.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, time deposits, accounts receivable, amounts due from and due to related parties, accounts payable, certain other current assets and liabilities, and long-term investment. The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying values of the financial instruments other than long-term investment approximate their fair values due to their short-term maturities. For long-term investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

There were no assets and liabilities measured at fair value on a recurring basis or nonrecurring basis as of December 31, 2021 and 2022.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustment of the Group.

Impact of COVID-19

During the years ended December 31, 2020, 2021 and 2022, the Group’s operations have been affected by the COVID-19 pandemic. The sales of offline products have been negatively impacted by the COVID-19 outbreak, as child-upbringing organizations, which are the major customers of the Group’s offline products, have undergone temporary closures since early 2020. The Group has considered the impact in the provision of allowance for credit losses and reserves for inventories.

There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in customer behavior, the actions taken by government authorities, particularly to contain the outbreak and to stimulate the economy and improve business condition, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, the valuation of inventories, long-lived assets and long-term investment subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Group’s current estimates in future periods.